Financial risk management - Summary of Credit Risk Rating (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of external credit grades [line items]
Credit rating	R$ 10,488,614,000	R$ 9,665,085,000
AAA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	8,911,418,000	3,499,345,000
AA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	R$ 1,577,196,000	6,159,553,000
B Credit Rating [member]
Disclosure of external credit grades [line items]
Credit rating		2,007,000
BB+ Credit Rating [member]
Disclosure of external credit grades [line items]
Credit rating		R$ 4,180,000